Derivative Financial Instruments and Hedging	12 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments and hedging
NOTE 12 — DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING
In the ordinary course of business, the Company is exposed to commodity price risks relating to the acquisition of raw materials and supplies, interest rate risks relating to floating rate debt, and foreign currency exchange rate risks relating to its foreign subsidiaries. The Company utilizes derivative financial instruments, including (but not limited to) futures contracts, option contracts, forward contracts and swaps, to manage certain of these exposures by hedging when it is practical to do so. The Company does not hold or issue financial instruments for speculative or trading purposes.
Prior to the Spin-Off, Post participated in Ralcorp’s derivative instrument program which consisted of commodity contracts (options, futures and swaps) on raw material and fuel purchases. The effects of Post’s participation in Ralcorp’s derivative instrument program on the statements of operations for the year ended September 30, 2012 was a loss of $2.0. There was no such earnings impact in 2013 or 2014. Derivative instrument gains and losses are included in “Cost of goods sold” for all periods presented. As of the Spin-Off date, Post no longer participated in the Ralcorp derivative instrument program.
The Company maintains options, futures contracts and interest rate swaps which have been designated as economic hedges of raw materials, fuel and energy purchases and variable rate debt.
As of September 30, 2014, the Company has interest rate swaps with a notional amount of $869.5 that have the effect of converting our variable interest rate term loan debt to fixed interest rates beginning in June 2016. In addition, as of September 30, 2014, the Company has interest rate swaps with a $700.0 notional amount that obligate Post to pay a weighted average fixed rate of approximately 4% and receive three-month LIBOR and will result in a net settlement in July 2018.  These swaps have the effect of locking in current low interest rates for anticipated future debt issuances to fund strategic investments, refinance existing debt or other strategic purposes. In connection with the acquisition of Michael Foods, the Company acquired additional interest rate swaps with a notional amount of $350.0 that were not settled at the closing of the acquisition and remain outstanding at September 30, 2014. The notional amounts of natural gas and heating oil futures and commodity contracts were $23.4 and $53.0, respectively. These contracts relate to inputs that generally will be utilized within the next 12 months.
The Company’s calculation of the fair value of interest rate swaps is derived from a discounted cash flow analysis based on the terms of the contract and the interest rate curve. Commodity, natural gas and heating oil derivatives are valued using an income approach based on index prices less the contract rate multiplied by the notional amount.
The following tables present the balance sheet location and fair value of the Company’s derivative instruments on a gross and net basis as of September 30, 2014 and 2013.

		Fair Value of Liabilities as of September 30, 2014
	Balance Sheet Location	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Commodity contracts	Other current liabilities	$8.0	$—	$8.0
Natural gas and heating oil futures	Other current liabilities	0.9	—	0.9
Interest rate swaps	Other current liabilities	2.7	—	2.7
Interest rate swaps	Other liabilities	40.4	—	40.4
		$52.0	$—	$52.0

		Fair Value of Liabilities as of September 30, 2013
	Balance Sheet Location	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Commodity contracts	Other current liabilities	$0.1	$—	$0.1
Natural gas and heating oil futures	Other current liabilities	0.1	—	0.1
		$0.2	$—	$0.2

The following table presents the gain or loss from derivative instruments that were not designated as hedging instruments and were recorded on the Company’s Consolidated Statements of Operations for the years ended September 30, 2014, 2013 and 2012.

	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		2014	2013	2012
Participation in Ralcorp’s derivative program	Cost of goods sold	$—	$—	$(2.0)
Commodity contracts	Cost of goods sold	(12.4)	(0.6)	—
Natural gas futures	Cost of goods sold	(0.4)	(0.3)	0.3
Foreign exchange contracts	Selling, general and administrative expenses	(6.3)	—	—
Interest rate swaps	Other expense, net	(35.5)	—	—